CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 64,929	$ 93,667
Restricted cash - Current	474	1,030
Restricted cash - Long-Term	14	54
Cash, cash equivalents and restricted cash	$ 65,417	$ 94,751